SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENTS OF CASH FLOW (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period	₫ (33,508,194)	$ (1,381,211,624)	₫ (27,773,382)	[1]	₫ (57,429,578)	$ (2,406,334,451)	₫ (49,848,870)	₫ (32,218,961)
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories	6,085,993	250,865,334	4,698,893	[1]				6,513,514
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease	841,435	34,684,048	4,342,402	[1]				(7,406,143)
Inventories	(3,982,884)	(164,174,938)	(5,892,715)	[1]				(3,857,721)
Trade payables, deferred revenues, and other payables	(11,134)	(458,945)	215,936	[1]				760,098
Prepayments, other receivables and other assets	₫ (334,866)	$ (13,803,215)	285,714	[1]				₫ 166,251
Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period					(57,429,578)	(2,406,334,451)
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories					8,679,116	363,660,270
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease					1,788,892	74,955,669
Inventories					(13,233,711)	(554,500,587)
Trade payables, deferred revenues, and other payables					(9,381,089)	(393,073,325)
Prepayments, other receivables and other assets					(638,776)	(26,765,105)
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period			(26,656,027)		(57,429,578)	(2,406,334,451)	(49,848,870)
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories			4,636,460		8,679,116	363,660,270	5,988,521
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease			4,053,598		1,788,892	74,955,669	622,707
Inventories			(6,418,463)		(13,233,711)	(554,500,587)	(20,241,698)
Trade payables, deferred revenues, and other payables			(3,640,389)		(9,381,089)	(393,073,325)	17,792,820
Prepayments, other receivables and other assets			345,613		(638,776)	$ (26,765,105)	₫ (27,080)
As previously reported | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period					(57,471,671)
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories					8,692,883
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease					1,313,596
Inventories					(12,541,863)
Trade payables, deferred revenues, and other payables					(9,660,611)
Prepayments, other receivables and other assets					(547,480)
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period			(1,117,355)
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories			62,433
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease			288,804
Inventories			525,748
Trade payables, deferred revenues, and other payables			3,856,325
Prepayments, other receivables and other assets			₫ (59,899)
Restatement adjustments | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period					42,093
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories					(13,767)
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease					475,296
Inventories					(691,848)
Trade payables, deferred revenues, and other payables					279,522
Prepayments, other receivables and other assets					₫ (91,296)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).